JPMorgan Diversified Fund Investment Strategy - A C I Shares [Member] - JPMorgan Diversified Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Drawing on a variety of analytical tools, the Fund’s adviser typically seeks to invest the Fund’s assets among various types of asset classes which include the following allocations: ●35%–80% equity securities ●15%–65% fixed income securities ●0-10% alternative securities ●0%–10% convertible securitiesThe Fund invests in separate underlying strategies by investing directly in individual securities, in other mutual funds and exchange traded funds (ETFs) within the same group of investment companies (J.P. Morgan Funds), and for the limited purposes described below, in passive ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs). The Fund may also invest in unaffiliated closed-end registered investment companies and other pooled investment vehicles (collectively with J.P. Morgan Funds and unaffiliated ETFs, underlying funds), across asset classes, including: U.S. equity and developed international equity across market capitalizations, emerging markets equity, domestic and foreign fixed income, high yield fixed income, emerging markets debt, and real estate investment trusts (REITs). A passive ETF is a registered investment company that seeks to track the performance of a particular market index. These indices include not only broad-based market indices but more specific indices as well, including those relating to particular sectors, markets, factors, regions or industries. The adviser may periodically increase or decrease the Fund’s actual asset allocations according to the relative attractiveness of each asset class. Within its equity allocations, the Fund invests primarily in the common stock of U.S. and foreign companies, REITs, and underlying funds primarily invest in such securities. Within its fixed income allocations, the Fund invests primarily in corporate bonds, asset-backed, mortgage- related and mortgage-backed securities, U.S. and foreign government securities, loan assignments and participations (Loans) and commitments to purchase loan assignments, emerging market debt and underlying funds that primarily invest in such securities.The Fund may invest in fixed income securities of any credit quality but may only invest up to 25% of its total assets in certain below investment grade securities (also known as high yield securities or junk bonds). This limit on below investment grade securities will include all investments held either directly by the Fund or in underlying funds held by the Fund which invest primarily in below investment grade securities (as disclosed in the underlying fund’s prospectus). In addition, the Fund may invest in underlying funds that may invest in fixed income securities of various credit qualities, including at times below investment grade securities, in order to expose the Fund to certain asset classes, such as emerging market debt. The remainder of the fixed income allocation will be invested directly in securities that, at the time of purchase are rated investment grade by a nationally recognized statistical rating organization or in securities that are unrated but are deemed by the Fund’s adviser to be of comparable quality. The Fund may invest in fixed income securities of any average weighted maturity or duration. The Fund may invest up to 30% of its total assets in shares of equity or fixed income underlying funds in order to expose the Fund to certain asset classes. To the extent the Fund invests in underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For both actively-managed underlying funds and ETFs, the adviser limits its selection to J.P. Morgan Funds. For passive ETFs, the adviser expects to invest in affiliated ETFs that are J.P. Morgan Funds (J.P. Morgan ETFs), unless the adviser determines the investment is not available. To the extent the adviser determines in its sole discretion that an investment in a passive J.P. Morgan ETF is not available, only then will the adviser consider an unaffiliated passive ETF. In addition, the Fund may seek to gain passive exposure to one or more markets by investing directly in the securities underlying a particular index. The Fund may also invest up to 10% of its assets in convertible securities. Additionally, the Fund may also invest up to 10% of its securities in alternative securities. The Fund's alternative securities investments may include individual securities, investments in underlying funds, and other pooled investment vehicles, including vehicles that hold or provide exposure to commodities, currencies or commodity futures. In addition to investments in underlying funds and direct investments in securities, the Fund may use derivatives, which are instruments that have a value based on another instrument, exchange rate or index, as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, and swaps to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Fund’s returns. The Fund may use futures contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps, and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. The Fund may invest in securities denominated in any currency. The Fund may also utilize foreign currency derivatives such as forward currency transactions to hedge exposure to non-dollar investments back to the U.S. dollar, as well as to gain exposure to certain currencies. Although the Fund will generally maintain its assets within the allocations above, the Fund may hold cash or cash equivalents for various purposes, including in connection with segregation for derivatives transactions, as collateral for derivatives transactions or for temporary defensive purposes. The adviser establishes the strategic and tactical allocation for the Fund and makes the day-to-day decisions concerning strategies and overall construction of the Fund. As attractive investments arise across asset classes and strategies, the adviser attempts to capture these opportunities by allocating the Fund’s assets among strategies and asset classes within pre-defined ranges. Investment decisions within strategies and asset classes are implemented either by the portfolio managers of the Fund’s underlying strategies who select individual securities for the Fund or with the Fund’s purchase of underlying funds. The frequency with which the Fund buys and sells underlying investments will vary from year to year, depending on, but not limited to: market conditions, performance of the underlying investments, and changes in the adviser’s investment views.